February 9, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington, D.C. 20549

Re:	TIFF Investment Program (“TIP”)
File Nos. 33-73408 and 811-8234

Ladies and Gentlemen:

On behalf of TIP, we are filing today through EDGAR, pursuant to the requirements of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to a supplement to the currently effective prospectus, which was filed electronically with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to Rule 497 under the Securities Act on February 1, 2021 (SEC Accession No. 0001104659-21-010096). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-7193 if you have any questions or comments regarding the foregoing or the materials enclosed.

Sincerely,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Managing Director and Managing Counsel

State Street Bank and Trust Company

Administrator to TIP